SEGMENT (Tables)	6 Months Ended
Jun. 30, 2024
SEGMENT
Summary of segment information after elimination of intercompany transactions

	Six Months Ended June 30,
	2023				2024
	Legacy	Legacy			Legacy	Legacy
	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total
Leased and owned hotels	4,486	1,980	—	6,466	4,507	2,273	(0)	6,780
Manachised and franchised hotels	3,366	47	(3)	3,410	4,347	55	(5)	4,397
Others	90	45	(1)	134	222	30	(3)	249
Total revenues	7,942	2,072	(4)	10,010	9,076	2,358	(8)	11,426
Adjusted EBITDA	2,801	3	(1)	2,803	3,393	69	(1)	3,461
Interest income				101				107
Interest expense				224				167
Income tax expense				502				702
Depreciation and amortization				721				674
Share-based compensation				61				170
Loss from fair value changes of equity securities				6				13
Foreign exchange (gain) loss, net				(99)				116
Gain on disposal of investments				(516)				—
Net income attributable to H World Group Limited				2,005				1,726

Schedule of total assets for operating segments, reconciled to consolidated amounts

As of
	December 31, 2023			June 30, 2024
	Legacy	Legacy		Legacy	Legacy
	Huazhu	DH	Total	Huazhu	DH	Total
Total assets	44,285	19,247	63,532	43,014	19,438	62,452

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

Revenues:	Six Months Ended June 30,
	2023	2024
China	7,927	9,056
Germany	1,532	1,691
All others	551	679
Total	10,010	11,426

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of
	December 31,	June 30,
	2023	2024
China	28,762	28,257
Germany	12,504	12,559
All others	3,439	3,545
Total	44,705	44,361